Related parties - Number of ING Groep N.V. shares and stock options to key management personnel (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	3,147,391,000	3,498,194,000	3,726,539,000
ING Groep N.V. | Executive Board of ING Groep N.V.
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	152,652	128,241
ING Groep N.V. | Management Board Banking
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	343,055	262,507
ING Groep N.V. | Supervisory Board members
Disclosure of key management personnel compensation [Line Items]
Issued share capital, ordinary shares (in shares)	5,295	5,295